Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
LVIP Delaware Foundation(R) Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Delaware Foundation® Conservative Allocation Fund (Standard and Service Class) Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Delaware Foundation® Conservative Allocation Fund (the “Fund”) is to seek a combination of current income and preservation of capital with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “target risk fund,” which bases its asset allocation around a level of risk consistent with the Fund's investment objective. The Fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the Fund offers broad diversification while seeking to achieve its investment objective.

The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the Fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the Fund.
	LVIP Delaware Foundation® Conservative Allocation Fund
Asset Class	Target Allocation	Ranges
U.S. Equity	20%	5 - 30%
International Equity	15%	5 - 30%
Emerging Markets	5%	0 - 10%
Global Real Estate	0%	0 - 15%
Fixed-Income	58%	30 - 70%
Cash Equivalents	2%	0 - 20%

An active allocation approach is used when selecting investments for the Fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class, the sub-adviser has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the Fund within each asset class are listed below:

U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value.

U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.

U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential.

International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential.

International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds).

Emerging Markets: stocks of companies from an emerging market country with economies believed to be developing strongly.

Global Real Estate: securities issued by U.S. and non-U.S. companies in the real estate sector.

Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. investment grade, U.S. high yield international developed markets and emerging markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (“junk bonds”).

Futures and Foreign Currency Transactions: With respect to the international equity, emerging markets and fixed income asset classes, the Fund may invest in futures and closing transactions related thereto. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market the Fund's cash, short-term debt securities, and other money market instruments at times when the Fund's assets are not fully invested. The Fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its assets. In addition, the Fund may enter into futures contracts and enter into closing transactions with respect to such contracts to hedge or “cross hedge” the currency risks associated with its investments.

		Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of fund transactions and to minimize currency value fluctuations. The Fund may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
  Real Estate and REIT Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. Information has also been included for the Conservative Composite, which is an unmanaged index compiled by LIA, the Fund's adviser, and is constructed as follows: 58% Barclays U.S. Aggregate Bond Index, 9% MSCI EAFE Value Index (net dividends), 6% Russell 1000 Growth Index, 6% Russell 1000 Value Index, 6% MSCI EAFE Growth Index (net dividends), 5% Russell 1000 Index, 5% MSCI Emerging Markets Index (net dividends), 3% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Conservative Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Effective June 15, 2009, the Fund changed its investment strategy in connection with a reorganization where shareholders of the LVIP Delaware Managed Fund became shareholders of the Fund. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Information has also been included for the Conservative Composite, which is an unmanaged index compiled by LIA, the Fund's adviser, and is constructed as follows: 58% Barclays U.S. Aggregate Bond Index, 9% MSCI EAFE Value Index (net dividends), 6% Russell 1000 Growth Index, 6% Russell 1000 Value Index, 6% MSCI EAFE Growth Index (net dividends), 5% Russell 1000 Index, 5% MSCI Emerging Markets Index (net dividends), 3% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Conservative Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 13.45%.

		The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (15.82%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/13
LVIP Delaware Foundation(R) Conservative Allocation Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1],[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[4]
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	272
5 years	rr_ExpenseExampleYear05	484
10 years	rr_ExpenseExampleYear10	1,094
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	272
5 years	rr_ExpenseExampleNoRedemptionYear05	484
10 years	rr_ExpenseExampleNoRedemptionYear10	1,094
2004	rr_AnnualReturn2004	10.00%
2005	rr_AnnualReturn2005	4.49%
2006	rr_AnnualReturn2006	10.57%
2007	rr_AnnualReturn2007	4.58%
2008	rr_AnnualReturn2008	(26.96%)
2009	rr_AnnualReturn2009	22.85%
2010	rr_AnnualReturn2010	10.43%
2011	rr_AnnualReturn2011	2.23%
2012	rr_AnnualReturn2012	10.63%
2013	rr_AnnualReturn2013	9.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.82%)
1 year	rr_AverageAnnualReturnYear01	9.34%
5 years	rr_AverageAnnualReturnYear05	10.90%
10 years	rr_AverageAnnualReturnYear10	5.00%
LVIP Delaware Foundation(R) Conservative Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1],[2]
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[4]
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	618
10 years	rr_ExpenseExampleYear10	1,384
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	350
5 years	rr_ExpenseExampleNoRedemptionYear05	618
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,384
1 year	rr_AverageAnnualReturnYear01	9.07%
5 years	rr_AverageAnnualReturnYear05	10.62%
Life of class	rr_AverageAnnualReturnSinceInception	5.06%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2004
LVIP Delaware Foundation(R) Conservative Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.02%)
5 years	rr_AverageAnnualReturnYear05	4.44%
Life of class	rr_AverageAnnualReturnSinceInception	4.83%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2004
LVIP Delaware Foundation(R) Conservative Allocation Fund | Conservative Composite (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.11%
5 years	rr_AverageAnnualReturnYear05	9.28%
Life of class	rr_AverageAnnualReturnSinceInception	6.73%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2]	(including AFFE)
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.73% of the Fund's average daily net assets for the Standard Class (and 0.98% for the Service Class). Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[4]	(After Fee Waiver/Expense Reimbursement)
[5]	Since May 19, 2004